FINANCING AND FINANCIAL INSTRUMENTS - Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Entity information [Line Items]
Cash at bank	$ 4,482	$ 4,355
Term deposits	792	949
Money market funds	118	1,096
Total	5,392	6,400	$ 7,686	$ 9,300
Restricted cash	84	84
Cash deposit in connection with the mandatory convertible bonds	13	13
ArcelorMittal South Africa Ltd. ("AMSA")
Entity information [Line Items]
Cash deposit in connection with various environmental obligations and true sales of receivable programs	$ 67	$ 68